CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME/(LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME/(LOSS) [Abstract]
VOYAGE REVENUES:	$ 587,715	$ 501,013	$ 418,379
EXPENSES:
Voyage expenses	131,878	154,143	132,999
Vessel operating expenses	142,117	146,902	131,053
Depreciation and amortization	105,931	102,891	100,413
General and administrative expenses	21,787	21,029	20,731
Gain on sale of vessels	(2,078)	0	0
Vessel impairment charge	0	0	28,290
Total expenses	399,635	424,965	413,486
Operating income	188,080	76,048	4,893
OTHER INCOME/ (EXPENSES):
Interest and finance costs, net (Note 8)	(30,019)	(43,074)	(40,917)
Interest income	234	498	366
Other, net	128	246	(2,912)
Total other expenses, net	(29,657)	(42,330)	(43,463)
Net income/(loss)	158,423	33,718	(38,570)
Less: Net income/(loss) attributable to the noncontrolling interest	(206)	(191)	1,108
Net income/(loss) attributable to Tsakos Energy Navigation Limited	158,217	33,527	(37,462)
Effect of preferred dividends	(13,437)	(8,438)	(3,676)
Net income/(loss) attributable to common stockholders of Tsakos Energy Navigation Limited	$ 144,780	$ 25,089	$ (41,138)
Earnings/(loss) per share, basic and diluted attributable to Tsakos Energy Navigation Limited common stockholders	$ 1.69	$ 0.32	$ (0.73)
Weighted average number of shares, basic and diluted	85,827,597	79,114,401	56,698,955